Investments in Other Companies - Associates Statement of financial position (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Total Assets	$ 41,013,874	$ 35,601,430
Total Liabilities	37,108,113	31,927,714	$ 29,016,089
Equity	3,905,760	3,673,715
Minority interest	1	1
Total Liabilities and Equity	41,013,874	35,601,430
Centro de Compensacion Automatizado S.A. [Member]
Disclosure of associates [line items]
Current assets	5,087	3,088
Non-current assets	3,463	3,985
Total Assets	8,550	1,894
Current liabilities	1,947	1,321
Non-current liabilities	139	160
Total Liabilities	2,086	1,481
Equity	6,464	5,592
Minority interest
Total Liabilities and Equity	8,550	7,073
Sociedad Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Current assets	6,019	5,871
Non-current assets	1,353	857
Total Assets	7,372	944
Current liabilities	769	622
Non-current liabilities	313
Total Liabilities	1,082	622
Equity	6,290	6,106
Minority interest
Total Liabilities and Equity	7,372	6,728
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member]
Disclosure of associates [line items]
Current assets	9,586	12,918
Non-current assets	21,561	22,221
Total Assets	31,147	4,557
Current liabilities	7,951	14,179
Non-current liabilities	5,521	4,155
Total Liabilities	13,472	18,334
Equity	17,675	16,805
Minority interest
Total Liabilities and Equity	31,147	35,139
Sociedad Interbancaria de Depositos de Valores S.A. [Member]
Disclosure of associates [line items]
Current assets	113	153
Non-current assets	4,961	4,239
Total Assets	5,074	1,129
Current liabilities	263	231
Non-current liabilities
Total Liabilities	263	231
Equity	4,811	4,161
Minority interest
Total Liabilities and Equity	5,074	4,392
Redbanc S.A. [Member]
Disclosure of associates [line items]
Current assets	7,047	6,084
Non-current assets	16,366	14,741
Total Assets	23,413	3,219
Current liabilities	7,688	9,907
Non-current liabilities	6,504	2,562
Total Liabilities	14,192	12,469
Equity	9,221	8,356
Minority interest
Total Liabilities and Equity	23,413	20,825
Transbank S.A. [Member]
Disclosure of associates [line items]
Current assets	1,118,388	818,587
Non-current assets	99,060	85,971
Total Assets	1,217,448	18,468
Current liabilities	1,130,800	833,788
Non-current liabilities	3,981	1,412
Total Liabilities	1,134,781	835,200
Equity	82,667	69,358
Minority interest
Total Liabilities and Equity	1,217,448	904,558
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Current assets	54,120	55,406
Non-current assets	592	416
Total Assets	54,712	3,680
Current liabilities	34,234	36,676
Non-current liabilities	1,304	1,164
Total Liabilities	35,538	37,840
Equity	19,174	17,978
Minority interest
Total Liabilities and Equity	54,712	55,818
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Current assets	21,585	18,842
Non-current assets	8,216	37,840
Total Assets	29,801	1,474
Current liabilities	16,789	10,111
Non-current liabilities	533	3,201
Total Liabilities	17,322	13,312
Equity	12,470	11,952
Minority interest	9	9
Total Liabilities and Equity	29,801	25,273
Associates [Member]
Disclosure of associates [line items]
Current assets	1,221,945	920,949
Non-current assets	155,572	138,857
Total Assets	1,377,517	35,365
Current liabilities	1,200,441	906,835
Non-current liabilities	18,295	12,654
Total Liabilities	1,218,736	919,489
Equity	158,772	140,308
Minority interest	9	9
Total Liabilities and Equity	$ 1,377,517	$ 1,059,806